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WRITER’S DIRECT DIAL NUMBER: (202) 508-4671

January 11, 2013

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Artisan Partners Funds, Inc.: File Nos. 033- 88316 and 811-8932

Post-Effective Amendment No. 63 to the Registration Statement

Dear Sir or Madam:

On behalf of Artisan Partners Funds, Inc. (“Artisan Funds”) and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for electronic filing is Post-Effective Amendment No. 63 to Artisan Funds’ Registration Statement under the 1933 Act and Amendment No. 65 under the 1940 Act on Form N-1A (the “Amendment”). Manually executed signature pages and consents have been obtained prior to the time of this electronic filing and will be retained by Artisan Funds for five years.

In addition to the Part C, the Amendment includes the following: (i) a Prospectus relating to Artisan Global Small Cap Fund, a new series of Artisan Funds (the “Fund”) and (ii) a Statement of Additional Information for the Fund.

The Amendment relates solely to the Fund. No information relating to any other series or shares of Artisan Funds is amended or superseded hereby.

No fees are required in connection with this filing. If you have any questions concerning this filing, please call me at
(202) 508-4671 or my colleague Jimena Acuña Smith at (415) 315-2306.

Sincerely,

/s/ Rajib Chanda
Rajib Chanda